ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended	50 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies Details Narrative
Accumulated (deficit)	$ (113,740)	$ (108,265)
Operating losses expiring	2035
General and administrative expenses		$ 3,668